Basis of preparation - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022
Disclosure of subsidiaries [line items]
Pension Obligation, Discount Rate		2.00%
Remeasurement of defined benefit pension liability		$ 3,600,000	$ 3,618,000
Share Subscription Agreement
Disclosure of subsidiaries [line items]
Number of shares issued	3,123,865		3,123,865
Sale or issue of treasury shares	$ 733,568
Exchange Agreement
Disclosure of subsidiaries [line items]
Sale or issue of treasury shares	$ 2,390,297